Stock Options and Warrants (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Nov. 16, 2017	Jul. 26, 2011	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value of the outstanding warrants			$ 0	$ 0
Issuance of shares	50,000
Increase in shares	33,333
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options vest expire term			5 years	5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options vest expire term			10 years	10 years
Two Thousand Eleven Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares		16,667